SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Year-end RMB [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.3588	6.5377
Average Yearly RMB [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.4505	6.9044	6.9072
Year-end HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.7971
Average Yearly HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.7724